Taxation (Movement of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement of Valuation Allowance
Beginning balance	$ 1,421	$ 1,151
Current year addition	3,536	270
Current year reversal	(513)	0
Ending balance	4,444	1,421
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 19,645
PRC [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, expiration date	Jan. 01, 2018
Net operating losses, expiration period	5 years